Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	$ 2,154,945	$ 276,968
Provision of expected credit losses	3,890,793	500,070	2,154,945
Write-off of accounts receivable	982,061	126,221
Balance at end of the year	$ 7,027,799	$ 903,259	$ 2,154,945